Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

1. NATURE OF BUSINESS

ORGANIZATION

Chanticleer Holdings, Inc. (the “Company”) is in the business of owning, operating and franchising fast casual dining concepts domestically and internationally. The Company was organized October 21, 1999, under its original name, Tulvine Systems, Inc., under the laws of the State of Delaware. On April 25, 2005, Tulvine Systems, Inc. formed a wholly owned subsidiary, Chanticleer Holdings, Inc., and on May 2, 2005, Tulvine Systems, Inc. merged with, and changed its name to, Chanticleer Holdings, Inc.

The consolidated financial statements include the accounts of Chanticleer Holdings, Inc. and its subsidiaries.

GENERAL

The accompanying condensed consolidated financial statements included in this report have been prepared by the Company pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim reporting and include all adjustments (consisting only of normal recurring adjustments) that are, in the opinion of management, necessary for a fair presentation. These condensed consolidated financial statements have not been audited. The results of operations for the three-month and nine-month periods ended September 30, 2019 and 2018 are not necessarily indicative of the operating results for the full year.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with generally accepted accounting principles of the United States (“U.S. GAAP”) have been condensed or omitted pursuant to such rules and regulations for interim reporting. The Company believes that the disclosures contained herein are adequate to make the information presented not misleading. However, these financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2018 filed with the SEC on April 1, 2019. Certain amounts for the prior year have been reclassified to conform to the current year presentation.

LIQUIDITY, CAPITAL RESOURCES AND GOING CONCERN.

As of September 30, 2019, our cash balance was $638,000, our working capital was negative $15.5 million (which includes $3.2 million of current operating lease liabilities recorded with the adoption of the new lease accounting standard discussed in Note 2), and we have significant near-term commitments and contractual obligations.

As of September 30, 2019, the Company and its subsidiaries have approximately $2.9 million of accrued employee and employer taxes, including penalties and interest, which are due to certain taxing authorities. The Company is currently in discussions with various taxing authorities on settling these liabilities through payment plans that began in the third quarter. We also have $3 million of principal due on the 8% non-convertible secured debentures by the end of December 2019 and the remaining $3 million of principal due by the end of March 2020, plus interest. In addition, if we fail to meet various debt covenants going forward and are notified of the default by the noteholders of the 8% non-convertible secured debentures, we may be assessed additional default interest and penalties which would increase our obligations. In addition, we have approximately $680,000 of other debt obligations coming due over the next twelve months.

Our existing cash and cash equivalents will not be sufficient to fund our projected cash needs through the end of the current calendar year or enable us to complete our planned merger with Sonnet discussed in Note 14. In addition, if we experience a delay in completing the Merger (Note 14), we will require even more capital to sustain our operations through such completion. We believe we need to raise approximately $1.5 million through equity financing, asset sales or other strategic transactions in order to enable us to complete the planned merger with Sonnet. There can be no assurances that we will be able to complete any such transaction on acceptable terms or otherwise. The failure to obtain sufficient funds on commercially acceptable terms when needed could have a material adverse effect on our business, results of operations and financial condition and may prevent us from completing the Merger. Accordingly, these factors, among others, raise substantial doubt about our ability to continue as a going concern.

1. NATURE OF BUSINESS

ORGANIZATION

Chanticleer Holdings, Inc. (the “Company”) is in the business of owning, operating and franchising fast casual dining concepts domestically and internationally. The Company was organized October 21, 1999, under its original name, Tulvine Systems, Inc., under the laws of the State of Delaware. On April 25, 2005, Tulvine Systems, Inc. formed a wholly owned subsidiary, Chanticleer Holdings, Inc., and on May 2, 2005, Tulvine Systems, Inc. merged with, and changed its name to, Chanticleer Holdings, Inc.

The consolidated financial statements include the accounts of Chanticleer Holdings, Inc. and its subsidiaries presented below (collectively referred to as the “Company”):

Name	Jurisdiction of Incorporation	Percent Owned
CHANTICLEER HOLDINGS, INC.	DE, USA
Burger Business
American Roadside Burgers, Inc.	DE, USA	100%
American Burger Ally, LLC	NC, USA	100%
American Burger Morehead, LLC	NC, USA	100%
American Burger Prosperity, LLC	NC, USA	50%
American Roadside Burgers Smithtown, Inc.	DE, USA	100%
American Roadside McBee, LLC	NC, USA	100%
American Roadside Southpark LLC	NC, USA	100%
BGR Acquisition, LLC	NC, USA	100%
BGR Franchising, LLC	VA, USA	100%
BGR Operations, LLC	VA, USA	100%
BGR Acquisition 1, LLC	NC, USA	100%
BGR Annapolis, LLC	MD, USA	100%
BGR Arlington, LLC	VA, USA	100%
BGR Columbia, LLC	MD, USA	100%
BGR Dupont, LLC	DC, USA	100%
BGR Michigan Ave, LLC	DC, USA	100%
BGR Mosaic, LLC	VA, USA	100%
BGR Old Keene Mill, LLC	VA, USA	100%
BGR Springfield Mall, LLC	VA, USA	100%
BGR Tysons, LLC	VA, USA	100%
BGR Washingtonian, LLC	MD, USA	100%
Capitol Burger, LLC	MD, USA	100%
BT Burger Acquisition, LLC	NC, USA	100%
BT’s Burgerjoint Rivergate LLC	NC, USA	100%
BT’s Burgerjoint Sun Valley, LLC	NC, USA	100%

LBB Acquisition, LLC	NC, USA	100%
Cuarto LLC	OR, USA	100%
LBB Acquisition 1 LLC	OR, USA	100%
LBB Capitol Hill LLC	WA, USA	50%
LBB Franchising LLC	NC, USA	100%
LBB Green Lake LLC	OR, USA	50%
LBB Hassalo LLC	OR, USA	80%
LBB Lake Oswego LLC	OR, USA	100%
LBB Magnolia Plaza LLC	NC, USA	50%
LBB Multnomah Village LLC	OR, USA	50%
LBB Platform LLC	OR, USA	80%
LBB Progress Ridge LLC	OR, USA	50%
LBB Rea Farms LLC	NC, USA	50%
LBB Wallingford LLC	WA, USA	50%
Noveno LLC	OR, USA	100%
Octavo LLC	OR, USA	100%
Primero LLC	OR, USA	100%
Quinto LLC	OR, USA	100%
Segundo LLC	OR, USA	100%
Septimo LLC	OR, USA	100%
Sexto LLC	OR, USA	100%

Just Fresh
JF Franchising Systems, LLC	NC, USA	56%
JF Restaurants, LLC	NC, USA	56%

West Coast Hooters
Jantzen Beach Wings, LLC	OR, USA	100%
Oregon Owl’s Nest, LLC	OR, USA	100%
Tacoma Wings, LLC	WA, USA	100%

South African Entities
Chanticleer South Africa (Pty) Ltd.	South Africa	100%
Hooters Emperors Palace (Pty.) Ltd.	South Africa	88%
Hooters On The Buzz (Pty) Ltd	South Africa	95%
Hooters PE (Pty) Ltd	South Africa	100%
Hooters Ruimsig (Pty) Ltd.	South Africa	100%
Hooters SA (Pty) Ltd	South Africa	78%
Hooters Umhlanga (Pty.) Ltd.	South Africa	90%
Hooters Willows Crossing (Pty) Ltd	South Africa	100%

European Entities
Chanticleer Holdings Limited	Jersey	100%
West End Wings LTD	United Kingdom	100%

Inactive Entities
American Roadside Cross Hill, LLC	NC, USA	100%
Avenel Financial Services, LLC	NV, USA	100%
Avenel Ventures, LLC	NV, USA	100%
BGR Cascades, LLC	VA, USA	100%
BGR Chevy Chase, LLC	MD, USA	100%
BGR Old Town, LLC	VA, USA	100%
BGR Potomac, LLC	MD, USA	100%
BT’s Burgerjoint Biltmore, LLC	NC, USA	100%
BT’s Burgerjoint Promenade, LLC	NC, USA	100%
Chanticleer Advisors, LLC	NV, USA	100%
Chanticleer Finance UK (No. 1) Plc	United Kingdom	100%
Chanticleer Investment Partners, LLC	NC, USA	100%
Dallas Spoon Beverage, LLC	TX, USA	100%
Dallas Spoon, LLC	TX, USA	100%
DineOut SA Ltd.	England	89%
Hooters Brazil	Brazil	100%

All significant inter-company balances and transactions have been eliminated in consolidation.

The Company operates on a calendar year-end. The accounts of one of the Company’s subsidiaries, Hooters Nottingham (“WEW”), was consolidated based on either a 52- or 53-week period ending on the Sunday closest to December 31, 2017. No events occurred related to the difference between the Company’s reporting calendar year end and the Company’s subsidiary year end that materially affected the company’s financial position, results of operations, or cash flows. In 2018, WEW was consolidated on a calendar year-end.

LIQUIDITY, CAPITAL RESOURCES AND GOING CONCERN

As of December 31, 2018, our cash balance was $630,000, our working capital was negative $12.6 million, and we have significant near-term commitments and contractual obligations. The level of additional cash needed to fund operations and our ability to conduct business for the next twelve months will be influenced primarily by the following factors:

●	our ability to access the capital and debt markets to satisfy current obligations and operate the business;
●	our ability to refinance or otherwise extend maturities of current debt obligations;
●	the level of investment in acquisition of new restaurant businesses and entering new markets;
●	our ability to manage our operating expenses and maintain gross margins as we grow;
●	popularity of and demand for our fast-casual dining concepts; and
●	general economic conditions and changes in consumer discretionary income.

We have typically funded our operating costs, acquisition activities, working capital requirements and capital expenditures with proceeds from the issuances of our common stock and other financing arrangements, including convertible debt, lines of credit, notes payable, capital leases, and other forms of external financing.

Our operating plan for the next twelve months contemplates opening at least four additional company owned stores as well as growing our franchising businesses at Little Big Burger and BGR. We have contractual commitments related to store construction of approximately $803,000, of which we expect approximately $125,000 to be funded by private investors and approximately $678,000 will be funded internally by the Company. Of the $678,000 to be funded by the Company, $439,000 is expected to be returned to the Company via tenant improvement refunds. We also have $6 million of principal due on our debt obligations within the next 12 months and an additional $3 million due within the succeeding 3 months, plus interest. In addition, if we fail to meet various debt covenants going forward and are notified of the default by the noteholders of the 8% non-convertible secured debentures, we may be assessed additional default interest and penalties which would increase our obligations. We expect to be able to refinance our current debt obligations during 2019 and are also exploring the sale of certain assets and raising additional capital. In May 2018, the Company completed the sale of 403,214 shares of common stock at a price of $3.50 per common share for proceeds of $1.4 million. Refer to Note 16 regarding the sale of certain assets in 2019. However, we cannot provide assurance that we will be able to refinance our long-term debt or sell assets or raise additional capital.

As we execute our growth plans over the next 12 months, we intend to carefully monitor the impact of growth on our working capital needs and cash balances relative to the availability of cost-effective debt and equity financing. In the event that capital is not available, or we are unable to refinance our debt obligations or obtain waivers, we may then have to scale back or freeze our organic growth plans, sell assets on less than favorable terms, reduce expenses, and/or curtail future acquisition plans to manage our liquidity and capital resources. We may also incur financial penalties or other negative actions from our lenders if we are not able to refinance or otherwise extend or repay our current obligations or obtain waivers. As of December 31, 2018, the Company and its subsidiaries have approximately $2.3 million of accrued employee and employer taxes, including penalties and interest which are due to certain taxing authorities. These factors raise substantial doubt about our ability to continue as a going concern.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.